Notes Related to the Unaudited Interim Condensed Consolidated Statement of Financial Position - Schedule of Property, Plant and Equipment (Details) € in Thousands	6 Months Ended
Jun. 30, 2021 EUR (€)
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	€ 20,862
Ending balance	19,818
GROSS VALUE
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	27,769
Increase	94
Decrease	(9)
FX rate impact	684
Reclassification	22
Ending balance	28,560
ACCUMULATED DEPRECIATION
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(6,907)
Decrease	9
FX rate impact	(133)
Reclassification	0
Increase	(1,711)
Ending balance	(8,742)
General equipment, fixtures and fittings
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	16,574
Ending balance	16,011
General equipment, fixtures and fittings | GROSS VALUE
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	20,701
Increase	25
Decrease	0
FX rate impact	580
Reclassification	0
Ending balance	21,306
General equipment, fixtures and fittings | ACCUMULATED DEPRECIATION
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(4,127)
Decrease	0
FX rate impact	(102)
Reclassification	0
Increase	(1,066)
Ending balance	(5,295)
Plant, equipment and tooling
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	3,695
Ending balance	3,226
Plant, equipment and tooling | GROSS VALUE
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	5,787
Increase	0
Decrease	0
FX rate impact	91
Reclassification	0
Ending balance	5,878
Plant, equipment and tooling | ACCUMULATED DEPRECIATION
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(2,092)
Decrease	0
FX rate impact	(25)
Reclassification	0
Increase	(535)
Ending balance	(2,652)
Office equipment and computers
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	516
Ending balance	493
Office equipment and computers | GROSS VALUE
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,204
Increase	16
Decrease	(9)
FX rate impact	13
Reclassification	64
Ending balance	1,288
Office equipment and computers | ACCUMULATED DEPRECIATION
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(688)
Decrease	9
FX rate impact	(6)
Reclassification	0
Increase	(110)
Ending balance	(795)
Assets under construction
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	77
Ending balance	66
Assets under construction | GROSS VALUE
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	77
Increase	42
Decrease	0
FX rate impact	0
Reclassification	(53)
Ending balance	66
Assets under construction | ACCUMULATED DEPRECIATION
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	0
Decrease	0
FX rate impact	0
Reclassification	0
Increase	0
Ending balance	0
Advance payment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	0
Ending balance	22
Advance payment | GROSS VALUE
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	0
Increase	11
Decrease	0
FX rate impact	0
Reclassification	11
Ending balance	22
Advance payment | ACCUMULATED DEPRECIATION
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	0
Decrease	0
FX rate impact	0
Reclassification	0
Increase	0
Ending balance	€ 0